THE DUNHAM FUNDS

Dunham Loss Averse Equity Income Fund

Class A (DAAVX)

Class C (DCAVX)

Class N (DNAVX)

Incorporated herein by reference is the definitive version of the supplement for Dunham Loss Averse Equity Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 25, 2014 (SEC Accession No. 0000910472-14-004314).